Programme rights (Tables)	12 Months Ended
Mar. 31, 2020
Disclosure Of Programme Rights [Abstract]
Summary of Programme Rights

Total £m
At 1 April 2018	272
Additions	879
Amortisation	(841)
At 1 April 2019	310
Additions	870
Amortisation	(870)
At 31 March 2020	310